Income Taxes (Details) - CAD ($)					12 Months Ended
	Oct. 18, 2024	Apr. 26, 2024	Nov. 21, 2023	Jun. 09, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Oct. 16, 2024	Apr. 18, 2024
Income Taxes [Line Items]
Non-capital losses					$ 18,277,000
Shares issued (in Shares)			675,000
Issued price per share (in Dollars per share)			$ 0.4
Qualified expenditures					723,675	$ 496,325
Flow-through recovery					159,579	717,679	$ 185,872
Liability and Income Tax Effect on Flow-Through Shares [Member]
Income Taxes [Line Items]
Qualified expenditures					1,558,674
Remaining qualified expenditures					1,100,000
QFT Shares [Member]
Income Taxes [Line Items]
Shares issued (in Shares)	8,750,000	1,739,130	1,855,554	1,338,461
Issued price per share (in Dollars per share)	$ 0.08	$ 0.23	$ 0.45	$ 0.65				$ 0.08	$ 0.23
Gross proceeds	$ 700,000	$ 400,000	$ 835,000
Recognized a liability			92,778					$ 131,250
Qualified expenditures					835,000
QFT Shares [Member] | Liability and Income Tax Effect on Flow-Through Shares [Member]
Income Taxes [Line Items]
Qualified expenditures
NFT Share [Member]
Income Taxes [Line Items]
Shares issued (in Shares)				573,770
Issued price per share (in Dollars per share)				$ 0.61
Gross proceeds				$ 1,220,000
Flow-Through Shares [Member]
Income Taxes [Line Items]
Recognized a liability	$ 131,250	$ 86,957	$ 92,778	$ 91,783